UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
		      Washington, D.C. 20549

                        FORM 13F-HR
		        FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: __12/31/06____

Check here if Amendment [ ]; Amendment Number: _____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings
                                      entries.
Institutional Investment Manager Filing this Report:

Name: _______ CIBC World Markets Corp.____________
Address: _____425 Lexington Avenue, Third Floor______
         _____New York, NY 10017 _________________

13F File Number: 028-06918________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  ___Jeffrey Thibeault_____________________
Title: ___Chief Compliance Officer______________
Phone: ___212-667-8352__________________________

Signature, Place, and Date of Signing:


___Jeffrey Thibeault________    ___New York, NY__       __01/19/07__
    [Signature]                   [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

	No.  	Form 13F File Number		Name

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: ______0_______

Form 13F Information Table Entry Total: ___67____

Form 13F Information Table Value Total: ___141,013___
                                          (thousands)


Information for which we are requesting confidential treatment has been omitted and filed separately with the Commission.


List of Other Included Managers:  NONE


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

	No.	Form 13F File Number   	Name


PAGE:     1     FORM 13F   NAME OF REPORTING MANAGER:   CIBC WORLD MARKETS CORP.                                    DATE DEC06
(COLUMN 1)               (COLUMN 2) (COLUMN 3)  (COLUMN 4) (COLUMN 5)           (COLUMN 6)        (COLUMN 7)      (COLUMN 8)

                                                                           INVESTMENT DISCRETION              VOTING AUTHORITY
                             TITLE               FAIR MKT SHARES OR        _____________________              ________________
                               OF                   VALUE PRINCIPAL        SOLE    DEFINED   OTHER         SOLE    SHARED    NONE
NAME OF ISSUES               CLASS CUSIP NO      (X$1000)    AMOUNT  P/C    (A)      (B)      (C)    MGR    (A)      (B)      (C)
___________________________  _____ _________  ___________ __________      ________ ________ ________      ________ ________ ________

NOBLE CORPORATION             SHS  G65422100        1,523    20,000 CALL    20,000        0        0        20,000        0        0
AMERICAN PWR CONVERSION CORP  COM  029066107        5,292   172,987        172,987        0        0       172,987        0        0
APEX SILVER MINES LTD         NOTE 03760XAB7          466   565,000        565,000        0        0       565,000        0        0
ARMOR HOLDINGS INC            NOTE 042260AC3        3,331  2760,000       2760,000        0        0      2760,000        0        0
BUILDING MATLS HLDG CORP      COM  120113105          247    10,000 CALL    10,000        0        0        10,000        0        0
CHESAPEAKE ENERGY CORP        COM  165167107        2,905   100,000        100,000        0        0       100,000        0        0
CHESAPEAKE ENERGY CORP        COM  165167107        2,905   100,000 PUT    100,000        0        0       100,000        0        0
CHICAGO MERCANTILE HLDGS INC  CL A 167760107        7,646    15,000         15,000        0        0        15,000        0        0
COACH INC                     COM  189754104          202     4,700          4,700        0        0         4,700        0        0
COACH INC                     COM  189754104        1,933    45,000 PUT     45,000        0        0        45,000        0        0
COMMSCOPE INC                 COM  203372107          192     6,300          6,300        0        0         6,300        0        0
COMMSCOPE INC                 COM  203372107          305    10,000 PUT     10,000        0        0        10,000        0        0
DRS TECHNOLOGIES INC          COM  23330X100          574    10,900         10,900        0        0        10,900        0        0
DEVON ENERGY CORP NEW         DEB  25179MAA1        4,870  3505,000       3505,000        0        0      3505,000        0        0
EARTHLINK INC                 NOTE 270321AA0        4,260  4000,000       4000,000        0        0      4000,000        0        0
EVERGREEN SOLAR INC           NOTE 30033RAB4        4,110  3428,000       3428,000        0        0      3428,000        0        0
FIRST HORIZON PHARMACEUTICAL  NOTE 32051KAC0          284   250,000        250,000        0        0       250,000        0        0
GENZYME CORP                  COM  372917104          234     3,800          3,800        0        0         3,800        0        0
GENZYME CORP                  COM  372917104          616    10,000 PUT     10,000        0        0        10,000        0        0
HARRAHS ENTMT INC             COM  413619107        3,722    45,000         45,000        0        0        45,000        0        0
HARRAHS ENTMT INC             COM  413619107        3,722    45,000 CALL    45,000        0        0        45,000        0        0
JDS UNIPHASE CORP             COM  46612J507          333    20,000 CALL    20,000        0        0        20,000        0        0
KINDER MORGAN INC KANS        COM  49455P101          233     2,200          2,200        0        0         2,200        0        0
KINDER MORGAN INC KANS        COM  49455P101        1,269    12,000 CALL    12,000        0        0        12,000        0        0
KINDER MORGAN INC KANS        COM  49455P101        1,533    14,500 PUT     14,500        0        0        14,500        0        0
LEHMAN BROS HLDGS INC         COM  524908100          781    10,000 CALL    10,000        0        0        10,000        0        0
LENNAR CORP                   CL A 526057104           84     1,600          1,600        0        0         1,600        0        0
LENNAR CORP                   CL A 526057104        1,102    21,000 PUT     21,000        0        0        21,000        0        0
LIBERTY MEDIA CORP NEW        DEB  530718AF2        5,359  4220,000       4220,000        0        0      4220,000        0        0
MBIA INC                      COM  55262C100        1,461    20,000         20,000        0        0        20,000        0        0
MBIA INC                      COM  55262C100        1,461    20,000 PUT     20,000        0        0        20,000        0        0
MEDICIS PHARMACEUTICAL CORP   NOTE 58470KAA2        5,631  4500,000       4500,000        0        0      4500,000        0        0
MOTOROLA INC                  COM  620076109          621    30,200         30,200        0        0        30,200        0        0
MOTOROLA INC                  COM  620076109        1,028    50,000 PUT     50,000        0        0        50,000        0        0
NASDAQ STOCK MARKET INC       COM  631103108       11,101   360,526        360,526        0        0       360,526        0        0
NEXCEN BRANDS INC             COM  653351106          831   114,952        114,952        0        0       114,952        0        0
NORTEL NETWORKS CORP NEW      COM  656568508           27     1,000          1,000        0        0         1,000        0        0
NORTEL NETWORKS CORP NEW      COM  656568508          267    10,000 PUT     10,000        0        0        10,000        0        0
OIL STS INTL INC              NOTE 678026AB1        1,245  1000,000       1000,000        0        0      1000,000        0        0
OSCIENT PHARMACEUTICALS CORP  NOTE 68812RAB1        2,397  3525,000       3525,000        0        0      3525,000        0        0
PANTRY INC                    NOTE 698657AL7        2,378  2000,000       2000,000        0        0      2000,000        0        0
PARKER HANNIFIN CORP          COM  701094104          846    11,000 CALL    11,000        0        0        11,000        0        0
PRICELINE COM INC             COM  741503403        1,243    28,500 CALL    28,500        0        0        28,500        0        0
PRUDENTIAL FINL INC           COM  744320102        1,451    16,900 CALL    16,900        0        0        16,900        0        0
QLT INC                       NOTE 746927AB8        1,413  1500,000       1500,000        0        0      1500,000        0        0
QUALCOMM INC                  COM  747525103        1,833    48,500         48,500        0        0        48,500        0        0
ROYAL GOLD INC                COM  780287108          540    15,000 CALL    15,000        0        0        15,000        0        0
RYERSON INC                   NOTE 78375PAD9       16,996 12820,000      12820,000        0        0     12820,000        0        0
SLM CORP                      COM  78442P106          732    15,000 CALL    15,000        0        0        15,000        0        0
SPDR TR                       UNIT 78462F103        1,416    10,000 PUT     10,000        0        0        10,000        0        0
SCIELE PHARMA INC             COM  808627103          241    10,059         10,059        0        0        10,059        0        0
           PAGE TOTAL              51             115,192
PAGE:     2     FORM 13F   NAME OF REPORTING MANAGER:   CIBC WORLD MARKETS CORP.                                    DATE DEC06
(COLUMN 1)               (COLUMN 2) (COLUMN 3)  (COLUMN 4) (COLUMN 5)           (COLUMN 6)        (COLUMN 7)      (COLUMN 8)

                                                                           INVESTMENT DISCRETION              VOTING AUTHORITY
                             TITLE               FAIR MKT SHARES OR        _____________________              ________________
                               OF                   VALUE PRINCIPAL        SOLE    DEFINED   OTHER         SOLE    SHARED    NONE
NAME OF ISSUES               CLASS CUSIP NO      (X$1000)    AMOUNT  P/C    (A)      (B)      (C)    MGR    (A)      (B)      (C)
___________________________  _____ _________  ___________ __________      ________ ________ ________      ________ ________ ________

SEACOR HOLDINGS INC           DBCV 811904AJ0          333   230,000        230,000        0        0       230,000        0        0
SEATTLE GENETICS INC          COM  812578102        5,851  1097,788       1097,788        0        0      1097,788        0        0
SMITHFIELD FOODS INC          COM  832248108          141     5,500          5,500        0        0         5,500        0        0
SMITHFIELD FOODS INC          COM  832248108          357    13,900 PUT     13,900        0        0        13,900        0        0
SUNTECH PWR HLDGS CO LTD      ADR  86800C104        2,381    70,000 CALL    70,000        0        0        70,000        0        0
SUPERVALU INC                 COM  868536103        1,073    30,000 CALL    30,000        0        0        30,000        0        0
TOLL BROTHERS INC             COM  889478103          235     7,300          7,300        0        0         7,300        0        0
TOLL BROTHERS INC             COM  889478103        1,289    40,000 PUT     40,000        0        0        40,000        0        0
TRINITY INDS INC              NOTE 896522AF6        2,533  2500,000       2500,000        0        0      2500,000        0        0
UNITED AUTO GROUP INC         NOTE 909440AH2        1,056   910,000        910,000        0        0       910,000        0        0
VERIZON COMMUNICATIONS        COM  92343V104        4,096   110,000        110,000        0        0       110,000        0        0
VERIZON COMMUNICATIONS        COM  92343V104        4,096   110,000 PUT    110,000        0        0       110,000        0        0
VIASYS HEALTHCARE INC         COM  92553Q209          840    30,200         30,200        0        0        30,200        0        0
XM SATELLITE RADIO HLDGS INC  CL A 983759101          289    20,000         20,000        0        0        20,000        0        0
XM SATELLITE RADIO HLDGS INC  CL A 983759101          723    50,000 CALL    50,000        0        0        50,000        0        0
ZYMOGENETICS INC              COM  98985T109          528    33,900         33,900        0        0        33,900        0        0
           PAGE TOTAL              16              25,821
          GRAND TOTAL              67             141,013